FINANCE AND ACCRETION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance And Accretion Expenses [Abstract]
Disclosure of finance and accretion expense [Table Text Block]
	Years ended December 31,
	2025	2024
Interest expense	71,447	61,886
Amortization of deferred financing charges (Note 16)	2,503	2,515
Loss on settlement of long-term debt (Note 16)	-	4,646
Less: interest expense capitalized (Note 12)	(29,759)	(23,060)
Finance expense	44,191	45,987

Accretion on deferred revenue (Note 19)	10,165	7,244
Accretion on PER (Note 20)	2,862	2,780
Accretion on Cariboo consideration payable (Note 17)	13,237	23,920
Accretion on Florence royalty obligation (Note 18)	34,178	12,993
Accretion expense	60,442	46,937

Total Finance and Accretion expense	104,633	92,924